Financial Instruments	12 Months Ended
Apr. 30, 2026
Fair Value Disclosures [Abstract]
Financial Instruments	Financial Instruments
The following tables show the Company’s financial instruments and balance sheet classification as of April 30, 2026 and 2025:

	April 30, 2026
	Fair Value Measurement				Balance Sheet Classification
	Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Marketable Securities, Current	Marketable Securities, Non-current	Income Taxes and Other Receivables

	(in thousands)
Changes in Fair Value Recorded in
Other Comprehensive Income
Level 2:
Commercial paper	$1,508	$—	$(2)	$1,506	$—	$1,506	$—	$—
Corporate notes/bonds	40,473	18	(59)	40,432	—	23,457	16,975	—
U.S. Treasury and Agency Securities	501	1	—	502	—	502	—	—
Total debt investments	$42,482	$19	$(61)	$42,440	$—	$25,465	$16,975	$—

Changes in Fair Value Recorded in
Net Income
Level 1:
Mutual funds (1)				$243,606	$—	$13,449	$230,157	$—
Total equity investments				$243,606	$—	$13,449	$230,157	$—
Cash				$783,125	$783,125	$—	$—	$—
Money market funds				312,320	312,320	—	—	—
Level 2:
Foreign currency forward contracts				283	—	—	—	283
Total				$1,381,774	$1,095,445	$38,914	$247,132	$283

	April 30, 2025
	Fair Value Measurement				Balance Sheet Classification
	Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Marketable Securities, Current	Marketable Securities, Non-current	Income Taxes and Other Receivables

	(in thousands)
Changes in Fair Value Recorded in
Other Comprehensive Income
Level 2:
Commercial paper	$3,842	$—	$(1)	$3,841	$500	$3,341	$—	$—
Corporate notes/bonds	32,747	83	(10)	32,820	—	18,709	14,111	—
U.S. Treasury and Agency Securities	3,497	4	—	3,501	—	1,995	1,506	—
Total debt investments	$40,086	$87	$(11)	$40,162	$500	$24,045	$15,617	$—

Changes in Fair Value Recorded in
Net Income
Level 1:
Mutual funds (1)				$230,352	$—	$12,343	$218,009	$—
Total equity investments				$230,352	$—	$12,343	$218,009	$—
Cash				$704,091	$704,091	$—	$—	$—
Money market funds				302,373	302,373	—	—	—
Level 2:
Foreign currency forward contracts				891	—	—	—	891
Total				$1,277,869	$1,006,964	$36,388	$233,626	$891
_______________________________
(1)These investments are held in trust for settlement of the Company’s vested obligations of $222.1 million and $205.3 million as of April 30, 2026 and 2025, respectively, under the ECAP (see Note 6 — Deferred Compensation and Retirement Plans). Unvested obligations under the deferred compensation plans totaled $18.9 million and $19.5 million as of April 30, 2026 and 2025, respectively. During fiscal 2026, 2025 and 2024 the fair value of the investments increased; therefore, the Company recognized income of $31.9 million, $17.1 million and $29.8 million respectively, which was recorded in other income, net.
Investments in marketable securities classified as available-for-sale securities are made based on the Company’s investment policy, which restricts the types of investments that can be made. As of April 30, 2026 and 2025 marketable securities classified as available-for-sale consisted of commercial paper, corporate notes/bonds, and U.S. Treasury and Agency securities, for which market prices for similar assets are readily available. Investments that have an original maturity of 90 days or less and are considered highly liquid investments are classified as cash equivalents. As of April 30, 2026, available-for-sale marketable securities had remaining maturities ranging from less than 1 month to 24 months. During fiscal 2026, 2025 and 2024, there were $31.4 million, $32.7 million and $38.1 million in sales/maturities of available-for-sale marketable securities, respectively. Investments in marketable securities that are held in trust for settlement of the Company’s vested obligations under the ECAP are equity securities and are based upon the investment selections the employee elects from a pre-determined set of securities in the ECAP and the Company invests in equity securities to mirror these elections. As of April 30, 2026 and 2025, the Company’s investments in equity securities consisted of mutual funds for which market prices are readily available. Unrealized gains that relate to equity securities still held as of April 30, 2026, 2025 and 2024 were $14.6 million, $1.3 million and $25.1 million, respectively.